Intangible Assets and Goodwill	12 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill
9.	Intangible assets and goodwill:

As at March 31, 2022	Cost	Accumulated amortization	Accumulated impairment losses	Net	Weighted remaining average useful life (in years)
Customer relationships	11,127,771	(9,896,889)	—	1,230,882	4.75
Farmer relationships	10,446,700	(10,446,700)	—	—	—
Patents	288,541	(288,541)	—	—	—
License agreements	4,088,843	(3,050,053)	—	1,038,790	3.79
Website and trademarks	529,441	(457,836)	—	71,605	1.00
Computer software	710,525	(669,341)	—	41,184	0.25
Tradenames	22,504,329	(1,704,755)	(1,527,000)	19,272,574	14.00

Intangible assets	$49,696,150	$(26,514,115)	$(1,527,000)	$21,655,035	7.73

Goodwill	$127,442,658	$—	$(105,274,370)	$22,168,288	N/A

As at March 31, 2021	Cost	Accumulated amortization	Accumulated impairment losses	Net	Weighted remaining average useful life (in years)
Customer relationships	11,077,278	(9,525,598)	—	1,551,680	5.75
Farmer relationships	10,399,298	(10,399,298)	—	—	—
Patents	287,231	(287,231)	—	—	—
License agreements	4,070,290	(2,309,950)	—	1,760,340	4.79
Website and trademarks	95,221	(24,554)	—	70,667	2.00
Computer software	707,301	(297,006)	—	410,295	1.25
Tradenames	22,364,201	(200,353)	—	22,163,848	15.00

Intangible assets	$49,000,820	$(23,043,990)	$—	$25,956,830	8.57

Goodwill	$126,864,388	$—	$(101,411,016)	$25,453,372	N/A

Amortization expense has been recorded in the following accounts in the consolidated statement of loss:

	Years ended
	March 31, 2022	March 31, 2021
Cost of sales	$582,096	$901,856
Selling, general and administrative expenses	2,774,632	14,198,861

	$3,356,728	$15,100,717

The estimated aggregate amortization expense related to intangible assets with finite useful life for each of the next five fiscal years is as follows:

	2023	2024	2025	2026	2027
Estimated aggregate amortization expense	$2,514,571	$2,442,943	$2,442,943	$2,342,144	$2,032,939
Goodwill as of March 31, 2022 and March 31, 2021 was as follows:

	Notes	Goodwill
Balance as at March 31, 2020		$30,104,661
Business acquisition	4	22,839,437
Impairment loss		(26,898,016)
Effect of movements in exchange rates		(592,710)

Balance as at March 31, 2021		25,453,372
Impairment loss		(3,288,847)
Effect of movements in exchange rates		3,763

Balance as at March 31, 2022		$22,168,288

An impairment test of goodwill is performed on an annual basis, or more frequently if an impairment indicator is triggered. Impairment is determined by assessing the recoverable amount of the reporting unit to which goodwill is allocated and comparing it to the reporting units’ carrying amount. For the purpose of impairment testing, this represents the lowest level within the Corporation at which the goodwill is monitored for internal management purposes.
The aggregate amount of goodwill is allocated to each reporting unit as follows:

	March 31, 2022	March 31, 2021
Biodroga	$2,617,698	$2,613,935
Sprout	19,550,590	22,839,437

	$22,168,288	$25,453,372

(a)	Annual impairment testing of Biodroga:
The Corporation performed its annual impairment testing of the Biodroga goodwill as at March 31, 2022 and 2021. The fair value of the Biodroga reporting unit’s operations was determined to be higher than the carrying value and resulted in no impairment of goodwill recorded in the year ended March 31, 2022 and March 31, 2021.
The fair value of the reporting unit was estimated using discounted cash flow model with a WACC pre-tax
discount rate of 15.175% (2021 – 12.13%) and also used the market multiples valuation approach. The discount rate represents the WACC for comparable companies operating in similar industries as the reporting unit, based on publicly available information. Determination of the WACC requires separate analysis of the cost of equity and debt, and considers a risk premium based on an assessment of risks related to the projected cash flows of the reporting unit. We believe these assumptions are consistent with the assumptions that a hypothetical marketplace participant would use.
Cash flows were projected based on past experience, actual operating results and the three-year business plan including a terminal growth rate of 2.5% (2021 – 2.5%).
The most significant assumptions used to estimate the fair values using discounted cash flow model included the forecasted revenue, gross margins, net working capital investment, terminal value as well as the discount rate. These significant assumptions are classified as Level 3 in the fair value hierarchy, signifying that they are not based on observable market data. A decrease in the projected cash flow or an increase in discount rate could have resulted in an impairment charge. Should these projections not be realized, an impairment loss may be needed in future periods. As at March 31, 2022, the assumptions used in determining the fair value were not subject to a degree of uncertainty that would have caused impairment to be recorded as there was sufficient headroom between the fair value of the reporting unit and its carrying value.
These significant assumptions are classified as Level 3 in the fair value hierarchy, signifying that they are not based on observable market data. The model is particularly sensitive to the future expected cash flows in the upcoming periods, should these not be realized, an impairment loss may be needed in future periods.

(b)	Accelerated amortization and impairment of SugarLeaf Labs:
During the year ended March 31, 2021, the downturn in oil prices for cannabis persisted (as was the case for the previous year), and the commercial viability of the SugarLeaf reporting unit was reviewed. Management noted that the customers for which a customer relationship intangible asset was acquired with the SugarLeaf reporting unit had ceased placing orders and there were minimal active business relationships with these customers. As the reporting unit was no longer viable given declining pricing and demand, the Corporation would not benefit from these relationships and thus decided to take accelerated amortization for this intangible asset, in the amount of $5,803,135 during the year ended March 31, 2021.
Also, Neptune was not producing or selling any products resulting from the farmer relationships acquired with the SugarLeaf reporting unit. Furthermore, SugarLeaf did not have any contracts with customers and there was no commercial viability to these supplier relationships with the farmers. Neptune will not realize future economic benefits from these relationships and thus, Management decided to take accelerated amortization for this intangible asset, in the amount of $4,749,174 during the year ended March 31, 2021.
Amortization charges are recorded in selling, general and administrative expenses.
As a result of the above events, Management determined there were impairment indicators during the quarter ended December 31, 2020 and performed an impairment test of the SugarLeaf reporting unit, for which the fair value of goodwill of the SugarLeaf reporting unit was estimated at $6.0 million, which resulted in an impairment of goodwill of $26,898,016. Management also tested other long-lived assets for impairment and consequently, Neptune recorded an impairment loss on property, plant and equipment and right-of-use
assets in the amount of $1,533,766 and $107,650 respectively, during the year ended March 31, 2021.
Fair value was determined using the market approach using Level 3 inputs. Significant assumptions used in determining the fair value were the revenue of the SugarLeaf reporting unit and revenue multiples derived from comparable company transactions.
During the year ended March 31, 2022, negative industry and economic trends were identified in the second quarter. The fair value of the asset group was determined to be less than the carrying value, resulting in an impairment loss of $2,323,062 to other long-lived assets. The fair value of the asset group was determined using market multiple valuation approach with the significant assumption of market revenue multiple. The fair value of the individual assets of land, building and equipment was determined using market prices for comparable asset.

(c)	Impairment testing of Sprout:
The Corporation performed an annual impairment testing of the Sprout goodwill in the fourth quarter. The Corporation compared the carrying amount of the reporting unit to the fair value. The fair value of the Sprout reporting unit was determined to be lower than the carrying value and $3,288,847 goodwill impairment expense was recorded in the year ended March 31, 2022.

The fair value of the reporting unit was estimated using a discounted cash flow model with a WACC pre-tax
discount rate of 9.4% and also used the market multiples valuation approach. The discount rate represents the WACC for comparable companies operating in similar industries as the reporting unit, based on publicly available information. Determination of the WACC requires separate analysis of the cost of equity and debt, and considers a risk premium based on an assessment of risks related to the projected cash flows of the reporting unit.
Cash flows
were projected based on past experience, actual operating results and the three-year business plan including a terminal growth rate of 3%.
The Corporation also identified a trigger of impairment related to its long-lived assets and recorded an impairment charge of $1,527,000 for trademarks. The fair value was determined using a discounted cash flow model.
The most significant assumptions used to estimate the fair values using discounted cash flow model included the forecasted revenue, gross margins, net working capital investment, terminal value as well as the discount rate. These significant assumptions are classified as Level 3 in the fair value hierarchy, signifying that they are not based on observable market data. A decrease in the projected cash flow or an increase in discount rate could have resulted in an impairment charge. Should these projections not be realized, an impairment loss may be needed in future periods. Due to the impairment losses recorded in the fourth quarter of fiscal 2022, there is no headroom between the fair value of the reporting unit and its carrying value and therefore, changes in assumptions in future periods may result in additional impairment charges.
The assumptions used by the Corporation in the cash flow forecast discounting model are classified as Level 3 in the fair value hierarchy, signifying that they are not based on observable market data. The model is particularly sensitive to the future expected cash flows in the upcoming periods, should these not be realized, an impairment loss may be needed in future periods.